Cover	Aug. 01, 2025
Cover [Abstract]
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	90-0640593
Soliciting Material	false
Document Period End Date	Aug. 01, 2025
Entity Registrant Name	SunCoke Energy, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35243
Entity Address, Address Line One	1011 Warrenville Road, Suite 600
Entity Address, City or Town	Lisle, Illinois 60532
Local Phone Number	824-1000
City Area Code	(630)
Document Type	8-K/A
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	SXC
Title of 12(b) Security	Common stock, par value $0.01
Written Communications	false
Entity Central Index Key	0001514705
Amendment Flag	false